ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Product warranty (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Beginning balance	$ 1,718	$ 2,573	$ 3,901
Provided during the year	1,685	3,613	4,034
Utilized during the year	(2,872)	(4,397)	(5,091)
Exchange difference	(32)	(71)	(271)
Ending balance	$ 499	$ 1,718	$ 2,573